Pension And Postretirement Benefits (Policy)	12 Months Ended
Dec. 31, 2013
Pension And Postretirement Benefits
Recognition of actuarial gains and losses

We recognize gains and losses on pension and postretirement plan assets and obligations immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Capitalization of benefit plan costs

A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.